Schedule of goodwill (Details)	12 Months Ended
Jan. 31, 2019 USD ($)
Disclosure of detailed information about intangible assets [line items]
Balance	$ 0
Additions from acquisitions	34,391,392
Disposals / adjustments	(5,160,741)
Balance	29,230,651
Eco Firma Farms, LLC
Disclosure of detailed information about intangible assets [line items]
Balance	0
Additions from acquisitions	5,160,741
Disposals / adjustments	(5,160,741)
Balance	0
Silver State Companies
Disclosure of detailed information about intangible assets [line items]
Balance	0
Additions from acquisitions	28,541,323
Disposals / adjustments	0
Balance	28,541,323
Megawood Enterprises, Inc.
Disclosure of detailed information about intangible assets [line items]
Balance	0
Additions from acquisitions	689,328
Disposals / adjustments	0
Balance	$ 689,328